Goodwill And Intangible Assets (Intangible Assets Subject To Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 170,257	$ 112,993
Accumulated Amortization	56,071	51,934
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	141,621	78,580
Accumulated Amortization	46,209	37,322
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	24,713	24,456
Accumulated Amortization	8,670	6,969
Investment Banking Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,345	7,440
Accumulated Amortization	379	7,388
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,578	2,517
Accumulated Amortization	$ 813	$ 255